Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Contract liabilities [abstract]
Summary of contract liabilities

	2024	2023
	£m	£m
Current	127	252
Non-current	2,119	1,754
	2,246	2,006

Schedule of significant changes in contract assets and contract liabilities	Significant changes in the contract liabilities balances during the period are as follows:

	2024	2023
	£m	£m
As at 1 April	2,006	1,472
Exchange adjustments	(27)	54
Revenue recognised that was included in the contract liability balance at the beginning of the period	(252)	(292)
Increases due to cash received, excluding amounts recognised as revenue during the period	519	772
At 31 March	2,246	2,006